UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund:  BlackRock New York Municipal Income Trust (BNY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 127.8%
Corporate — 3.3%
Build New York City Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$280	$314,460
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	870,533
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	590,381
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	1,000	1,256,530
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	1,655	2,092,913
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,500	1,523,130

		6,647,947
County/City/Special District/School District — 32.2%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	1,820	2,084,464
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	1,280	1,609,907
Series E, 5.00%, 8/01/30	1,000	1,177,330
Series I, 5.00%, 8/01/30	1,000	1,182,030
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	798,143
Series A-1, 5.00%, 8/01/35	1,000	1,158,700
Series D, 5.38%, 6/01/32	25	25,100
Series G-1, 6.25%, 12/15/31	15	16,728
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	818,637
Sub-Series G-1, 6.25%, 12/15/18 (b)	485	539,761
Sub-Series G-1, 5.00%, 4/01/28	630	742,505

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (continued):
Sub-Series G-1, 5.00%, 4/01/29	$750	$882,653
Sub-Series I-1, 5.38%, 4/01/19 (b)	895	989,279
Sub-Series I-1, 5.38%, 4/01/36	530	585,094
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,500	2,921,275
4.00%, 11/15/45	440	474,245
5.00%, 11/15/45	3,700	4,307,503
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,960	766,321
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	1,500	518,820
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	165,902
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	3,020,520
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	176,197
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	502,810
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	350	351,134
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	650	734,058
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,500	2,877,325
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,485	5,550,491
5.75%, 2/15/47	200	233,678
(AGC), 5.00%, 2/15/47	1,000	1,012,510
(AGM), 5.00%, 2/15/47	1,000	1,012,510
(NPFGC), 4.50%, 2/15/47	4,500	4,548,330

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	$800	$914,192
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,251,840
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,340,364
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	480	554,472
4 World Trade Center Project, 5.00%, 11/15/31	860	986,188
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,679,775
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,571,994
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,103,364
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,869,699
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,301,074

		64,356,922
Education — 29.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,170,587
Build New York City Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	295	349,209
5.00%, 11/01/26	300	382,554
Build New York City Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	293,493
New York Law School Project, 5.00%, 7/01/41	400	454,748

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build New York City Resource Corp., Refunding RB (continued):
New York Law School Project, 4.00%, 7/01/45	$735	$762,996
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	750	811,942
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	225	261,459
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,193,620
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	1,000	1,078,130
City of Niagara Falls New York, GO, Refunding (BAM), 3.00%, 5/15/37	400	385,516
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	3,135	3,527,596
Series B, 4.00%, 8/01/35	470	502,214
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	625	704,238
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	170	187,874
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	2,155	1,859,377
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,164,537
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	320	367,565

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	$1,165	$1,303,926
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	397,645
5.00%, 7/01/42	220	242,524
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	872,557
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	799,869
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	500	575,685
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 5.00%, 7/01/33	530	626,312
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	180,040
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	882,232
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	243,894
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	2,000	2,213,180
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,973,621
New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	1,000	1,028,470
New York University, Series B, 5.00%, 7/01/37	1,250	1,458,675
Series B, 5.75%, 3/15/36	600	666,102
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	818,355

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	$2,000	$2,289,060
Teachers College, Series B, 5.00%, 7/01/42	1,625	1,869,855
Touro College & University System, Series A, 5.25%, 1/01/34	800	891,680
Touro College & University System, Series A, 5.50%, 1/01/39	2,000	2,245,380
University of Rochester, Series A, 5.13%, 7/01/39	850	935,637
University of Rochester, Series A, 5.75%, 7/01/39 (d)	650	721,753
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,356,180
Brooklyn Law School, 5.75%, 7/01/33	475	520,762
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,128,030
Culinary Institute of America, 5.00%, 7/01/42	300	329,892
Fordham University, 5.00%, 7/01/44	850	974,397
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,843,872
New York University, Series A, 5.00%, 7/01/37	1,790	2,088,823
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	2,035,140
Skidmore College, Series A, 5.00%, 7/01/28	75	86,623
Skidmore College, Series A, 5.25%, 7/01/29	85	99,126
St. John’s University, Series A, 5.00%, 7/01/37	1,000	1,154,070
St. John’s Univerisity, Series A, 5.00%, 7/01/34	250	292,265
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,825,529

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	$445	$526,600
Teachers College, 5.50%, 3/01/39	450	491,733
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	415	479,097

		57,926,246
Health — 15.4%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	390	366,144
4.00%, 7/01/41	2,585	2,720,506
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	337,986
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	465	465,609
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	271,058
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,910,832
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	2,800	3,100,496
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	230	260,109

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	$1,175	$1,177,491
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,500,592
Series B, 6.00%, 11/01/20 (b)	435	517,620
Series B, 6.00%, 11/01/30	65	74,092
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	675	767,968
5.00%, 1/01/34	1,250	1,385,287
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	773,542
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	500	560,125
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	224,050
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	500	588,590
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	535,930
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	307,925
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,554,136
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (b)	3,390	3,486,988
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,985,340
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,121,160

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	$1,430	$1,632,803
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,197,273

		30,823,652
Housing — 2.3%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,327,564
5.00%, 7/01/33	500	568,735
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	925	973,165
State of New York HFA, RB, M/F Housing:
Affordable Housing, Series D (SONYMA), 3.20%, 11/01/46	300	292,638
Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,505,055

		4,667,157
State — 11.8%
City of New York New York Transitional Finance Authority, BARB, Series S-2 (NPFGC), 4.25%, 1/15/34	1,015	1,020,887
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 2/01/32	5,000	6,000,050
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	3,085	3,436,135
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/42	4,380	5,018,166
Series C, 5.00%, 3/15/34	2,185	2,519,654

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	$395	$425,936
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	2,500	2,909,675
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	885	1,054,168
5.00%, 3/15/32	1,000	1,187,180

		23,571,851
Tobacco — 1.6%
Counties of New York Tobacco Trust IV, Refunding RB:
Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,000	1,049,450
Tobacco Settlement Pass-Through, 4.00%, 6/01/51	1,500	1,434,420
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 5.00%, 6/01/45	130	143,417
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	150	153,350
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	250	285,705
5.25%, 5/15/40	110	124,761

		3,191,103
Transportation — 23.9%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	646,850
Series C, 6.50%, 11/15/28	255	283,537
Series D, 5.25%, 11/15/41	1,000	1,174,700
Series E, 5.00%, 11/15/38	4,000	4,658,560
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 5.25%, 11/15/56	750	895,163

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Series D, 5.25%, 11/15/30	$910	$1,101,282
Series F, 5.00%, 11/15/30	2,000	2,370,960
Sub-Series C-1, 5.00%, 11/15/35	575	678,920
Refunding RB, Green Bonds, Series A-1, 4.00%, 11/15/46	315	334,240
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	4,400	4,867,192
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	925	1,010,747
5.00%, 8/01/31	1,380	1,473,095
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,130,140
Series 8, 6.00%, 12/01/42	1,000	1,158,420
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	860,003
179th Series, 5.00%, 12/01/38	575	680,058
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	502,300
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,344,417
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	640	666,387
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	566,785
Consolidated, 189th Series, 5.00%, 5/01/45	1,150	1,345,891
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	2,185	2,587,674
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/27	1,000	1,170,640

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, Refunding RB (continued):
General, Series I, 5.00%, 1/01/37	$1,760	$2,011,398
General, Series I, 5.00%, 1/01/42	280	317,643
General, Series K, 5.00%, 1/01/32	2,575	3,037,367
Series J, 5.00%, 1/01/41	2,000	2,282,440
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	350	415,723
5.00%, 11/15/45	310	365,211
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	845	514,157
General, CAB, Series B, 0.00%, 11/15/32 (c)	1,700	1,064,183
General, Series A, 5.25%, 11/15/45	590	709,027
General, Series A, 5.00%, 11/15/50	500	577,275

		47,802,385
Utilities — 8.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,127,730
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,180,050
Series A, 4.75%, 6/15/30	1,215	1,244,549
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	566,940
Series C (CIFG), 5.25%, 9/01/29	2,000	2,521,820
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.75%, 4/01/39	4,000	4,383,680
Series B, 5.00%, 9/01/41	450	523,633
Series B, 5.00%, 9/01/46	645	746,974

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	$350	$405,720
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,000	1,033,000
Series B, 4.00%, 12/15/35	370	413,838
Series E, 5.00%, 12/15/41	2,000	2,371,600

		16,519,534
Total Municipal Bonds in New York		255,506,797

Puerto Rico — 2.5%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,605	2,783,104
Tobacco — 1.1%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	2,220	2,209,033
Total Municipal Bonds in Puerto Rico		4,992,137
Total Municipal Bonds — 130.3%		260,498,934

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 31.3%
County/City/Special District/School District — 6.5%
City of New York New York, GO :
Sub-Series G-1, 5.00%, 4/01/29	4,370	5,142,922
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,733,475
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	1,200	1,438,140

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 17.38%, 1/15/39 (a)(f)	$660	$716,141
Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	962,148
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	3,014,080

		13,006,906
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	3,527	4,199,480
State — 2.6%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	1,250	1,460,359
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	922,155
4.00%, 10/15/32	1,000	1,122,940
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,500	1,700,385

		5,205,839
Transportation — 7.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,579,505
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,725,570
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,741,853
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,180	1,379,479

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$1,500	$1,775,940

		14,202,347
Utilities — 13.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	276	296,826
5.75%, 6/15/40	923	992,717
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	6,157,954
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	4,081,207
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	900,607
Series A, 4.75%, 6/15/17 (b)	471	482,655
Series A, 4.75%, 6/15/30	2,029	2,078,145
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, 3.00%, 6/15/35	509	510,322
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	6,868	8,143,984

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB (continued):
Restructuring, 5.00%, 12/15/36	$1,997	$2,401,922

		26,046,339
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.3%		62,660,911
Total Long-Term Investments (Cost — $297,136,773) — 161.6%		323,159,845

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (h)(i)	1,285,852	1,285,980
Total Short-Term Securities (Cost — $1,285,859) — 0.7%		1,285,980
Total Investments (Cost — $298,422,632*) — 162.3%		324,445,825
Other Assets Less Liabilities — 1.8%		3,495,377
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%		(33,512,016)
VMTP Shares, at Liquidation Value — (47.3)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$199,929,186

* As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$265,061,139

Gross unrealized appreciation		$26,774,264
Gross unrealized depreciation		(841,265)

Net unrealized appreciation		$25,932,999

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	Variable rate security. Rate as of period end.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $661,933.

(h)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	214,518	1,071,334	1,285,852	$1,285,980	$4,881	$1

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(39)	10-Year U.S. Treasury Note	December 2016	$5,055,375	$71,237
(26)	Long U.S. Treasury Bond	December 2016	$4,230,688	159,939
(6)	Ultra U.S. Treasury Bond	December 2016	$1,055,625	55,956
Total				$287,132

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust ‘s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$323,159,845	—	$323,159,845
Short-Term Securities	$1,285,980	—	—	1,285,980

Total	$1,285,980	$323,159,845	—	$324,445,825

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$287,132	—	—	$287,132

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$729	—	—	$729
Cash pledged for futures contracts	178,250	—	—	178,250
Liabilities:
TOB Trust Certificates	—	$(33,451,687)	—	(33,451,687)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

Total	$178,979	$(127,951,687)	—	$(127,772,708)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust

Date: December 20, 2016